Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation and income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Selected Value Fund Participant) Vanguard Selected Value Fund	Vanguard Selected Value Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Selected Value Fund Participant) Vanguard Selected Value Fund		Vanguard Selected Value Fund - Investor Shares
Management Fees		0.42%
12b-1 Distribution Fee		none
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.44%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Selected Value Fund Participant) Vanguard Selected Value Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Selected Value Fund - Investor Shares	45	141	246	555

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

The Fund invests mainly in the stocks of mid-size U.S. companies, choosing stocks considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and are trading at prices that the advisor feels are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Stocks considered by an advisor to be undervalued may remain undervalued for a long period of time or may not realize their expected value. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-cap stocks tend to have greater volatility than large-cap stocks because, among other things, mid-size companies are more sensitive to changing economic conditions.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Selected Value Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 2.13%

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.58% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -19.51% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Selected Value Fund Participant) Vanguard Selected Value Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Selected Value Fund - Investor Shares	42.04%	21.85%	10.62%
Vanguard Selected Value Fund - Investor Shares Russell Midcap Value Index	33.46%	21.16%	10.25%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)

Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation and income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Selected Value Fund Retail) Vanguard Selected Value Fund (USD $)	Vanguard Selected Value Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Selected Value Fund Retail) Vanguard Selected Value Fund		Vanguard Selected Value Fund - Investor Shares
Management Fees		0.42%
12b-1 Distribution Fee		none
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.44%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Selected Value Fund Retail) Vanguard Selected Value Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Selected Value Fund - Investor Shares	45	141	246	555

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

The Fund invests mainly in the stocks of mid-size U.S. companies, choosing stocks considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and are trading at prices that the advisor feels are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields. The Fund uses multiple investment advisors.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from mid-capitalization value stocks will trail returns from the overall stock market. Stocks considered by an advisor to be undervalued may remain undervalued for a long period of time or may not realize their expected value. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-cap stocks tend to have greater volatility than large-cap stocks because, among other things, mid-size companies are more sensitive to changing economic conditions.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Selected Value Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2014 was 2.13%

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.58% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -19.51% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Selected Value Fund Retail) Vanguard Selected Value Fund	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Selected Value Fund - Investor Shares	42.04%	21.85%	10.62%
Vanguard Selected Value Fund - Investor Shares Return After Taxes on Distributions	40.23%	21.29%	9.85%
Vanguard Selected Value Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	25.21%	17.97%	8.71%
Vanguard Selected Value Fund - Investor Shares Russell Midcap Value Index	33.46%	21.16%	10.25%	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.